Related parties - Loans (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Related parties
Loans to related parties	$ 1,118	$ 1,919
Nacala Corridor
Related parties
Loans to related parties	$ 798
Interest rate	8.20%
Vale Mocambique S.A.
Related parties
Interest rate	5.83%